NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3%
	Communications - 3.2%
52,090	Maplebear, Inc.(a)	$2,356,552
49,892	Match Group, Inc. (a)	1,541,164
16,779	Nexstar Media Group, Inc.	2,901,928
40,027	Omnicom Group, Inc.	2,879,542
		9,679,186
	Consumer Discretionary - 8.9%
58,675	Advance Auto Parts, Inc.	2,727,801
38,735	Autoliv, Inc.	4,334,447
12,574	Darden Restaurants, Inc.	2,740,755
51,548	Etsy, Inc.(a)	2,585,648
68,214	Harley-Davidson, Inc.	1,609,850
31,994	Lear Corporation	3,038,790
13,119	Lululemon Athletica, Inc.(a)	3,116,811
39,572	MGM Resorts International(a)	1,360,881
70,040	Mister Car Wash, Inc.(a)	420,940
10,590	Penske Automotive Group, Inc.	1,819,468
23,527	Shoe Carnival, Inc.	440,190
18,332	Sonic Automotive, Inc., Class A	1,465,277
30,538	Yeti Holdings, Inc.(a)	962,558
		26,623,416
	Consumer Staples - 5.5%
39,711	BellRing Brands, Inc.(a)	2,300,458
36,674	Dollar Tree, Inc.(a)	3,632,193
31,641	Five Below, Inc.(a)	4,150,667
132,469	Grocery Outlet Holding Corporation(a)	1,645,265
16,959	MGP Ingredients, Inc.	508,261
11,218	Post Holdings, Inc.(a)	1,223,099
28,012	PriceSmart, Inc.	2,942,380
		16,402,323
	Energy - 5.4%
31,507	Chord Energy Corporation	3,051,453
45,588	ConocoPhillips	4,091,068
11,219	First Solar, Inc.(a)	1,857,193
49,896	Innovex International, Inc.(a)	779,376

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Energy - 5.4% (Continued)
208,326	Nov, Inc. COM(a)	$2,589,491
434,441	Patterson-UTI Energy, Inc.	2,576,235
21,718	Weatherford International plc	1,092,633
		16,037,449
	Financials - 18.7%
50,506	Air Lease Corporation	2,954,096
23,263	American Financial Group, Inc.	2,936,023
45,187	Ameris Bancorp	2,923,599
169,049	Apollo Commercial Real Estate Finance, Inc.	1,636,394
62,525	Bank OZK	2,942,427
58,171	CNO Financial Group, Inc.	2,244,237
8,338	Everest Group Ltd.	2,833,669
69,788	EZCORP, Inc., Class A(a)	968,657
218,982	First Horizon Corporation	4,642,419
213,356	FNB Corporation	3,110,730
130,118	Fulton Financial Corporation	2,347,329
21,102	Hanover Insurance Group, Inc. (The)	3,584,597
16,080	Lakeland Financial Corporation	988,116
40,419	NBT Bancorp, Inc.	1,679,409
24,555	OFG Bancorp	1,050,954
13,285	Raymond James Financial, Inc.	2,037,520
21,823	Reinsurance Group of America, Inc.	4,328,811
34,845	Selective Insurance Group, Inc.	3,019,319
16,968	Stifel Financial Corporation(a)	1,760,939
26,341	StoneX Group, Inc.(a)	2,400,719
54,515	Unum Group	4,402,632
16,202	Westamerica BanCorporation	784,825
		55,577,421
	Health Care - 7.6%
141,965	AdaptHealth Corporation(a)	1,338,730
9,127	Addus HomeCare Corporation(a)	1,051,339
77,405	BioMarin Pharmaceutical, Inc.(a)	4,254,953
25,852	Cardinal Health, Inc.	4,343,136
45,500	DexCom, Inc.(a)	3,971,695

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Health Care - 7.6% (Continued)
16,692	Encompass Health Corporation	$2,046,940
109,452	Premier, Inc., Class A	2,400,282
19,398	Tenet Healthcare Corporation(a)	3,414,048
		22,821,123
	Industrials - 14.6%
42,579	AAR Corporation(a)	2,929,009
64,708	ABM Industries, Inc.	3,054,865
27,262	Alarm.com Holdings, Inc.(a)	1,542,211
19,851	Albany International Corporation, Class A	1,392,151
76,002	Avista Corporation	2,884,276
19,109	FTI Consulting, Inc.(a)	3,086,105
101,723	Gates Industrial Corp PLC(a)	2,342,681
12,623	Heidrick & Struggles International, Inc.	577,628
13,172	ITT, Inc.	2,065,765
23,372	Jacobs Solutions, Inc.	3,072,249
25,790	MSC Industrial Direct Company, Inc., Class A	2,192,666
72,546	NEXTracker, Inc., Class A(a)	3,944,326
8,514	Novanta, Inc.(a)	1,097,710
37,528	Oshkosh Corporation	4,260,929
135,895	Resideo Technologies, Inc.	2,997,844
23,282	Rollins, Inc.	1,313,570
10,997	UniFirst Corporation	2,069,855
98,400	WillScot Holdings Corporation(a)	2,696,160
		43,520,000
	Information Technology - 0.3%
48,543	Photronics, Inc.(a)	914,065

	Materials - 9.0%
150,647	Alcoa Corporation	4,445,593
18,137	AptarGroup, Inc.	2,837,171
60,926	Axalta Coating Systems Ltd.(a)	1,808,893
16,426	Ecolab, Inc.	4,425,822
133,384	Element Solutions, Inc.	3,021,148
202,098	O-I Glass, Inc.	2,978,924

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Materials - 9.0% (Continued)
34,297	RPM International, Inc.	$3,767,182
109,153	SunCoke Energy, Inc. (a)	937,624
10,021	Vulcan Materials Company	2,613,677
		26,836,034
	Real Estate - 11.4%
36,874	Agree Realty Corporation	2,694,014
25,117	American Assets Trust, Inc.	496,061
114,376	American Homes 4 Rent, Class A	4,125,542
95,404	CareTrust REIT, Inc.	2,919,362
61,522	CubeSmart	2,614,685
43,498	EPR Properties	2,534,193
54,880	Equity LifeStyle Properties, Inc.	3,384,450
60,466	Four Corners Property Trust, Inc.	1,627,140
38,353	Getty Realty Corporation	1,060,077
12,789	Jones Lang LaSalle, Inc.(a)	3,271,170
100,109	NNN REIT, Inc.	4,322,707
116,498	Rexford Industrial Realty, Inc.	4,143,834
59,947	SITE Centers Corporation(a)	678,001
		33,871,236
	Technology - 6.0%
13,072	Broadridge Financial Solutions, Inc.	3,176,889
4,842	CACI International, Inc., Class A(a)	2,308,181
32,002	Ciena Corporation(a)	2,602,723
17,848	CSG Systems International, Inc.	1,165,653
20,528	Digi International, Inc.(a)	715,606
80,890	DoubleVerify Holdings, Inc.(a)	1,210,923
10,758	Euronet Worldwide, Inc.(a)	1,090,646
30,016	EVERTEC, Inc.	1,082,077
45,404	LiveRamp Holdings, Inc.(a)	1,500,148
33,347	MAXIMUS, Inc.	2,340,959
100,961	Sprinklr, Inc., Class A(a)	854,130
		18,047,935
	Utilities - 6.7%
61,806	California Water Service Group	2,810,937

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Utilities - 6.7% (Continued)
45,537	Evergy, Inc.	$3,138,865
100,829	FirstEnergy Corporation	4,059,376
97,374	OGE Energy Corporation	4,321,458
16,895	Ormat Technologies, Inc.	1,415,125
23,522	Pinnacle West Capital Corporation	2,104,513
41,375	SJW Group	2,150,259
		20,000,533

	TOTAL COMMON STOCKS (Cost $283,871,905)	290,330,721

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
22,836	iShares Russell Mid-Cap Value ETF	3,017,549
15,436	Vanguard Small-Cap Value ETF	3,010,174
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,883,247)	6,027,723

	TOTAL INVESTMENTS - 99.3% (Cost $289,755,152)	$296,358,444
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	2,054,506
	NET ASSETS - 100.0%	$298,412,950

(a) Non-income producing security.

PLC – Public Limited Company

REIT – Real Estate Investment Trust